Statement of cash flows - Schedule of Reconciliation of Net Debt (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash Flow Statement [Line Items]
Net borrowings at start of year	£ (6,898)	£ (6,191)	£ (6,177)
(Decrease)/increase in cash and cash equivalents	26	(51)	27
Decrease/(increase) in short-term bank loans, overdrafts and commercial paper	200	436	(98)
Issuance of term debt	0	(2,342)	(729)
Repayment of term debt	431	1,233	617
Repayment of leases	76	90	86
Change in net borrowings resulting from cash flows	733	(634)	(97)
Borrowings in acquired businesses	0	(3)	(6)
Remeasurement and derecognition of leases	(4)	(8)	(28)
Inception of leases	(24)	(24)	(60)
Fair value and other adjustments to borrowings and related derivatives	2	(4)	(94)
Exchange translation differences	174	(34)	271
Net borrowings at end of year	(6,017)	(6,898)	£ (6,191)
Cash and cash equivalents [member]
Disclosure Of Cash Flow Statement [Line Items]
Net borrowings at start of year	88
(Decrease)/increase in cash and cash equivalents	26
Decrease/(increase) in short-term bank loans, overdrafts and commercial paper	0
Issuance of term debt	0
Repayment of term debt	0
Repayment of leases	0
Change in net borrowings resulting from cash flows	26
Borrowings in acquired businesses	0
Remeasurement and derecognition of leases	0
Inception of leases	0
Fair value and other adjustments to borrowings and related derivatives	0
Exchange translation differences	(1)
Net borrowings at end of year	113	88
Debt [member]
Disclosure Of Cash Flow Statement [Line Items]
Net borrowings at start of year	(7,123)
(Decrease)/increase in cash and cash equivalents	0
Decrease/(increase) in short-term bank loans, overdrafts and commercial paper	200
Issuance of term debt	0
Repayment of term debt	431
Repayment of leases	93
Change in net borrowings resulting from cash flows	724
Borrowings in acquired businesses	0
Remeasurement and derecognition of leases	(4)
Inception of leases	(25)
Fair value and other adjustments to borrowings and related derivatives	85
Exchange translation differences	176
Net borrowings at end of year	(6,167)	(7,123)
Related derivative financial instruments [member]
Disclosure Of Cash Flow Statement [Line Items]
Net borrowings at start of year	119
(Decrease)/increase in cash and cash equivalents	0
Decrease/(increase) in short-term bank loans, overdrafts and commercial paper	0
Issuance of term debt	0
Repayment of term debt	0
Repayment of leases	0
Change in net borrowings resulting from cash flows	0
Borrowings in acquired businesses	0
Remeasurement and derecognition of leases	0
Inception of leases	0
Fair value and other adjustments to borrowings and related derivatives	(83)
Exchange translation differences	(1)
Net borrowings at end of year	35	119
Finance lease receivable [member]
Disclosure Of Cash Flow Statement [Line Items]
Net borrowings at start of year	18
(Decrease)/increase in cash and cash equivalents	0
Decrease/(increase) in short-term bank loans, overdrafts and commercial paper	0
Issuance of term debt	0
Repayment of term debt	0
Repayment of leases	(17)
Change in net borrowings resulting from cash flows	(17)
Borrowings in acquired businesses	0
Remeasurement and derecognition of leases	0
Inception of leases	1
Fair value and other adjustments to borrowings and related derivatives	0
Exchange translation differences	0
Net borrowings at end of year	£ 2	£ 18